Geographic Information - Net Long-lived Assets by Country (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 785.7	$ 800.2
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	712.1	722.9
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	49.6	50.5
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	15.1	17.2
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	8.0	8.7
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 0.9	$ 0.9